Note 8 - Deferred Income	9 Months Ended
Sep. 30, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
8.	Deferred Income

The amounts shown in the accompanying unaudited condensed consolidated balance sheets amounting to $3,129,671 and $3,058,374 represent time charter revenues received in advance as of December 31, 2012 and September 30, 2013, respectively.